Equity - Stock Based Compensation (Details) (Restricted Stock [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Shares:
Beginning balance	541,180	632,344
Granted	281,491	263,039	268,060
Vested	(275,051)	(350,788)	(262,908)
Canceled	(3,913)	(3,415)
Ending balance	543,707	541,180	632,344
Weighted-Average Grant-Date Fair Value:
Beginning balance	$ 19.98	$ 17.12
Granted	$ 29.38	$ 22.16	$ 20.33
Vested	$ 16.83	$ 16.50
Canceled	$ 20.44	$ 16.09
Ending balance	$ 26.43	$ 19.98	$ 17.12
Total Vest-Date Fair Value (in thousands)	$ 9,794	$ 7,664	$ 5,096